Label	Element	Value
GMO Emerging Markets Series Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	GMO SERIES TRUST Supplement dated November 22, 2019 to the GMO Series Trust Prospectus dated June 30, 2019
Risk/Return [Heading]	rr_RiskReturnHeading	GMO Emerging Markets Series Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	GMO Emerging Markets Series Fund Effective November 22, 2019, the section on pages 49 of the Prospectus captioned “Shareholder fees” is deleted.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 22, 2019